Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management, Objectives and Policies [Abstract]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities	The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.
2024	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(593)
	+10	(1,186)
	-5	593
	-10	1,186

2023	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(1,845)
	+10	(3,689)
	-5	1,845
	-10	3,689

Schedule of Maturity Profile of the Group’s Financial Liabilities based on Contractual Undiscounted Payments

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2024
Financial obligations	190,292	269,272	729,091	310,000	1,498,655
Interest	29,255	49,887	189,657	47,735	316,534
Trade and other payables	155,556	67,748	-	-	223,304
Lease liabilities	758	2,200	5,819	643	9,420

As of December 31, 2023
Financial obligations	115,092	269,272	625,455	570,000	1,579,819
Interest	31,769	57,356	231,220	77,643	397,988
Trade and other payables	175,847	38,439	-	-	214,286
Lease liabilities	986	2,957	4,186	-	8,129

Schedule of Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities:

	Balance as of January 1,	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Amortization of costs of issuance of senior notes	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2024
Dividends payable	10,322	175,524	-	297	(175,046)	-	-	11,097
Interest-bearing loans	1,573,026	-	-	303,200	(384,364)	1,329	-	1,493,191

2023
Hedge finance cost payable	5,978	-	1,730	-	(7,708)	-	-	-
Dividends payable	9,764	175,524	-	465	(175,431)	-	-	10,322
Interest-bearing loans	1,593,171	-	-	639,000	(661,520)	2,206	169	1,573,026